UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549


                         Form 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


   Read instructions at end of Form before preparing Form.
                    Please print or type

--------------------------------------------------------------------------------
1.  Name and address of issuer:
                                AARP Growth Trust
                                Two International Place
                                Boston, MA 02110
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the
    issuer, check the box but do not list series or classes):    /_ /

                         AARP Balanced Stock and Bond Fund
                         AARP Growth & Income Fund
                         AARP Global Growth Fund
                         AARP Capital Growth Fund
                         AARP U.S. Stock Index Fund
--------------------------------------------------------------------------------
3.  Investment Company Act File Number:

                         811-4048

    Securities Act File Number:

                         2-91578
--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

                               September 30, 1997

     Note: If the Form is being filed late, interest must be paid on the registration fee due.
--------------------------------------------------------------------------------
4(b). /_ / Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

--------------------------------------------------------------------------------

4(c). /_ / Check box if this is the last time the issuer will be filing this
           Form.


--------------------------------------------------------------------------------

5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during the
           fiscal year pursuant to section  24(f):               $2,073,332,155
                                            --                   --------------

    (ii)   Aggregate price of securities redeemed or
           repurchased during the fiscal   year:            $845,282,754
                                                            ------------


    (iii)  Aggregate price of securitiesredeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the commission:     $0
                                                            --

    (iv)   Total available redemption credits
           [add items 5(ii) and 5(iii)]:                           -$845,282,754
                                                                    ------------

    (v)    Net sales - if item 5(i) is greater than item
           5(iv) [subtract item 5(iv) from item 5(I)]:            $1,228,049,401
                                                                  --------------

--------------------------------------------------------------------------------
        (vi) Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item    $(0)
         5(iv) from item 5(i)]:
--------------------------------------------------------------------------------

    (vii)  Multiplier for determining
           registration fee (See Instruction C.9):  x  1/3300
                                                       ------
    (viii) Registration fee due [multiply item 5(v) by item
           5(vii)](enter "0" if no fee is due):                  =$372,136
                                                                  --------
--------------------------------------------------------------------------------
6.  Prepaid Shares

    If the response to item 5(i) was
    determined by deducting an amount of
    securities that were registered under
    the Securities Act of 1933 pursuant to
    rule 24e-2 as in effect before October
    11, 1997, then report the amount of
    securities (number of shares or other
    units) deducted here:  0  .  If there
    is a number of shares or other units
    that were registered pursuant to rule
    24e-2 remaining unsold at the end of
    the fiscal year for which this form is
    filed that are available for use by the
    issuer in future fiscal years, then
    state that number here:                  0
                                             -
--------------------------------------------------------------------------------
7. Interest due - if this Form is being
    filed more than 90 days after the end
    of the issuer's fiscal year (see
    Instruction D):                                                  +$ 0
                                                                      ---
--------------------------------------------------------------------------------
8.  Total of the amount of the registration
    fee due plus any interest due [line
    5(viii) plus line 7]:                                            =$372,136
                                                                      --------
--------------------------------------------------------------------------------
9.  Date the registration fee and any interest payment was sent
     to the Commission's lockbox depository:                12/01/97

    Method of Delivery:
                    /_ /   Wire Transfer
                    /X /   Mail or other means
                    --
--------------------------------------------------------------------------------

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*/s/ Thomas F. McDonough
                         ------------------------------------------

                         -------------------------------------------

Date   ______________________________

*Please print the name and title of the signing officer below the signature.



                                       3